Leases - Disclosure of Lease Commitments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	₽ 52,969	₽ 87,371
Within 1 year [member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	1,986	4,611
1 to 3 years [member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	8,033	19,176
3 to 5 years [member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	8,906	18,273
> 5 years [member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	₽ 34,044	₽ 45,311